Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
U.S.		$ (71)	$ (74)
State and local	$ 1	1	1
Total current	1	(70)	(73)
Deferred:
U.S.		71	71
Total deferred		71	71
Total provision for (benefit from) income taxes	$ 1	$ 1	$ (2)